Property, Plant and Equipment - Schedule of Future Purchase Commitments for Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Contracted for but not provided in the financial statements	$ 423	$ 419
Authorised by the Directors but not contracted for	$ 307	$ 399